Segment Information - Summary of Information About Geographical Areas (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	€ 26,548	€ 25,357
Republic of Ireland [member]
Disclosure of geographical areas [line items]
Non-current assets	506	495
United Kingdom [member]
Disclosure of geographical areas [line items]
Non-current assets	2,772	2,461
United States [member]
Disclosure of geographical areas [line items]
Non-current assets	14,259	12,925
Other [member]
Disclosure of geographical areas [line items]
Non-current assets	€ 9,011	€ 9,476